Commitments and Contingencies - Guaranty Fund (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Minimum percentage of premiums written to be considered for assessment under guaranty fund	0.01
Maximum percentage of premiums written to be considered for assessment under guaranty fund	0.02
Guaranty liabilities	$ 4	$ 4
Loss contingency accrual, premium tax offset	$ 1	$ 1